Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee costs
Wages and salaries	$ 334	$ 345	$ 338
Social security costs	91	82	74
Defined benefit plan pension costs (Note 20)	13	12	7
Net defined benefit plan and defined contribution plan pension costs (note 20)	17	17	15
Total employee costs	$ 455	$ 456	$ 434